SHORT-TERM DEBT - Credit Facility and Commercial Paper (Details) - Line of Credit - USD ($) $ in Millions			12 Months Ended
	Jun. 07, 2023	Jun. 02, 2023	Oct. 31, 2024	Oct. 31, 2023
5 yr unsecured credit facility
Line of Credit Facility [Abstract]
Credit facility initiation date	Jun. 07, 2023
Line of credit facility expiration date	Jun. 07, 2028
Maximum borrowing capacity	$ 1,500
Short-term debt terms (years)	five
Outstanding balance			$ 0	$ 0
Proceeds from Line of Credit			0	360
Repayments of Line of Credit			0	360
Incremental Revolving Credit Facility
Line of Credit Facility [Abstract]
Credit facility initiation date	Jun. 07, 2023
Maximum borrowing capacity	$ 750
Outstanding balance			0	0
Commercial Paper
Line of Credit Facility [Abstract]
Maximum borrowing capacity		$ 1,500
Outstanding balance			$ 40	0
Short-term Debt, Weighted Average Interest Rate, at Point in Time			4.92%
Proceeds from commercial paper			$ 1,190	1,670
Repayments of Commercial Paper			(1,150)	(1,700)
Uncommitted Money Market Line Credit Agreement
Line of Credit Facility [Abstract]
Credit facility initiation date		Jun. 02, 2023
Maximum borrowing capacity		$ 300
Outstanding balance			0	0
Proceeds from Line of Credit			215	61
Repayments of Line of Credit			$ 215	$ 61
Minimum amount per advance request		$ 1